Stockholders' Equity / Members' Deficit and Noncontrolling Interests (Tables)	9 Months Ended
Sep. 30, 2024
Equity [Abstract]
Schedule of Noncontrolling Interest
As of December 31, 2023, the noncontrolling interests in the Company’s consolidated entities are comprised of the following (11 entities):

Entities - Major Owner	Noncontrolling Interest	Company Ownership	Total
Entities 1-3	99%	1%	100%
Entity 4	95%	5%	100%
Entity 5	77%	23%	100%
Entity 6	75%	25%	100%
Entity 7	70%	30%	100%
Entity 8	68%	32%	100%
Entity 9	67%	33%	100%
Entity 10	58%	42%	100%
Entity 11	52%	48%	100%
As of December 31, 2022, the noncontrolling interests in the Company’s consolidated entities were comprised of the following (22 entities):

Entities - Major Owner	Noncontrolling Interest	LGME’s ownership	Total
Entities 1-4	99%	1%	100%
Entity 5	75%	25%	100%
Entity 6	68%	32%	100%
Entity 7	67%	33%	100%
Entities 8-9	58%	42%	100%
Entities 10-22	52%	48%	100%
As of September 30, 2024, the noncontrolling interests in the Company’s consolidated entities are comprised of the following (12 entities):

Entities - Major Owner	Noncontrolling Interest	Company Ownership	Total
Entities 1-3	99%	1%	100%
Entity 4	95%	5%	100%
Entity 5	92%	8%	100%
Entity 6	78%	23%	101%
Entity 7	75%	25%	100%
Entity 8	70%	30%	100%
Entity 9	68%	32%	100%
Entity 10	67%	33%	100%
Entity 11	58%	42%	100%
Entity 12	52%	48%	100%
As of December 31, 2023, the noncontrolling interests in the Company’s consolidated entities were comprised of the following (11 entities):

Entities - Major Owner	Noncontrolling Interest	Company Ownership	Total
Entities 1-3	99%	1%	100%
Entity 4	95%	5%	100%
Entity 5	77%	23%	100%
Entity 6	75%	25%	100%
Entity 7	70%	30%	100%
Entity 8	68%	32%	100%
Entity 9	67%	33%	100%
Entity 10	58%	42%	100%
Entity 11	52%	48%	100%

Change in Carrying Value of Redeemable Noncontrolling Interest
Changes in the carrying value of the redeemable noncontrolling interest for the period from the Closing Date through December 31, 2023 were as follows:

Balance as of December 27, 2023	$(42,431)
Net income attributable to redeemable noncontrolling interest	1,080
Change in redemption value of redeemable noncontrolling interest	5,826
Balance as of December 31, 2023	$(35,525)
Changes in the carrying value of the redeemable noncontrolling interest for the period from the nine months through September 30, 2024 were as follows:

Balance as of December 31, 2023	$(35,525)
Net loss attributable to redeemable noncontrolling interest	(60,715)
Change in redemption value of redeemable noncontrolling interest	231,273
Balance as of September 30, 2024	$135,033